UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21066

                       Torrey U.S. Strategy Partners, LLC
               (Exact name of registrant as specified in charter)

                          505 Park Avenue, Fifth Floor
                            New York, New York 10022
               (Address of principal executive offices)(Zip code)

                             Torrey Associates, LLC
                          505 Park Avenue, Fifth Floor
                            New York, New York 10022
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 644-7800

                     Date of fiscal year end: March 31, 2005

                   Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

        TORREY  U.S. STRATEGY PARTNERS, LLC

        (A Delaware Limited Liability Company) Schedule of Investments in Unaffiliated Funds December 31, 2004


                                                                 First                                     Percentage
Investment Fund (a)                          Shares owned   acquisition date      Cost      Fair value   of net assets
-------------------                          ------------   ----------------      ----      ----------   -------------
Equity Long/Short Hedged
------------------------------
Bay II Resources L.P.                                   -      4/1/2004         $4,000,000   $4,860,279    9.89%
Delta  Onshore, L.P.                                    -      9/1/2002          3,200,000    4,670,318    9.50%
GRT Topaz Partners, L.P.                                -      9/1/2002          3,350,000    4,233,205    8.61%
Javelin Opportunities Fund, L.P.                        -      9/1/2004          2,000,000    2,169,872    4.41%
Leeward Offshore Bull & Bear Fund US Series    2,872.1567      4/1/2004          4,250,000    4,056,395    8.25%
Seminole Small Cap  Fund, L.P.                          -      1/1/2004          3,000,000    3,412,837    6.94%
Spheric Qualified, L.P.                                 -      1/1/2004          3,350,000    3,558,881    7.24%
Southport Millenium Fund I, L.P.                        -      1/1/2004          3,500,000    3,841,326    7.81%
Southport Millenium Fund II, L.P.                       -      8/1/2004            250,000      267,815    0.54%
TCS Capital, L.P.                                       -      1/1/2004          3,750,000    4,459,067    9.07%
TCS Capital II, L.P.                                    -     10/1/2004          1,000,000    1,136,646    2.31%
                                                                                ----------   ----------  -------
Strategy Total                                                                  31,650,000   36,666,641   74.58%

Special Situations/Event Driven
------------------------------
Courage Special Situations Fund, L.P.                   -      9/1/2002          3,350,000    4,646,812    9.45%
                                                                                ----------   ----------  -------
Strategy Total                                                                   3,350,000    4,646,812    9.45%

Intra-Capitalization Arbitrage
------------------------------
Hourglass Fund, L.P.                                    -      9/1/2002          3,350,000    4,046,400    8.23%
                                                                                ----------   ----------  -------
Strategy Total                                                                   3,350,000    4,046,400    8.23%

Event Driven Equity Long/Short
------------------------------
Jana Partners, L.P.                                     -      9/1/2002          1,600,000    3,743,428    7.61%
                                                                                ----------   ----------  -------
Strategy Total                                                                   1,600,000    3,743,428    7.61%

Total investments in unaffiliated funds                                        $39,950,000  $49,103,281   99.88%

Other assets less liabilities                                                                    60,351    0.12%
                                                                                            -----------  -------
Net assets representing members' equity                                                     $49,163,632  100.00%
                                                                                            ===========  =======

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

        Exhibit No.     DESCRIPTION OF EXHIBIT
        -----------     ----------------------
        3(a)            Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

        3(b)            Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):

By:      /s/ James A. Torrey
         ---------------------------
         James A. Torrey
         Chief Executive Officer

Date:   March 1, 2005

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ James A. Torrey
         ---------------------------
         James A. Torrey
         President

Date:   March 1, 2005

By:      /s/ Richard F. Pitonzo
         ---------------------------
         Richard F. Pitonzo
         Principal Financial Officer

Date:   March 1, 2005

80350.0024 #551771